Deposits due to customers - Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (138,961)	₩ (144,359)
Total	376,580,845	366,821,156	$ 260,690,765
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Gross carrying amount	321,044,695	315,710,340
Deposits on demand | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	8,195,492	7,880,603
Savings deposits with withdrawal on demand | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	125,367,093	115,527,487
Other savings deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	173,435,409	175,380,553
Mutual installment | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	18,219	19,901
Deposits on notes payables | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	3,685,924	4,000,894
Deposits on CMA | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	112,671	120,666
Certificate of deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	9,274,299	11,742,425
Other deposits | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	955,588	1,037,811
Deposits in foreign currencies
Disclosure of deposits from customers [Line Items]
Gross carrying amount	55,289,645	50,844,314
Deposits in foreign currencies | Gross carrying amount
Disclosure of deposits from customers [Line Items]
Gross carrying amount	55,428,606	50,988,673
Customers Deposits For Beneficiary
Disclosure of deposits from customers [Line Items]
Gross carrying amount	₩ 246,505	₩ 266,502